Business combinations, acquisitions, non-controlling interest and spin-off, Consolidated Statements of Financial Position (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Assets [Abstract]
Current assets	$ 365,120,414	$ 20,324	$ 353,697,833
Total assets	1,799,615,605	100,166	1,793,920,957	$ 1,564,185,960
Liabilities and equity [Abstract]
Current liabilities	495,191,070	27,561	494,400,877
Non-current liabilities	876,752,161	48,798	867,335,759
Total liabilities	1,371,943,231	76,359	1,361,736,636	1,142,483,578
Equity attributable to equity holders of the parent	362,070,263	20,156	369,085,350
Non-controlling interest	65,602,111	3,651	63,098,971
Total equity	427,672,374	23,807	432,184,321	$ 421,702,382	$ 437,829,273
Total liabilities and equity	1,799,615,605	$ 100,166	1,793,920,957
Telekom Austria [Member]
Assets [Abstract]
Current assets	39,759,351		37,066,173
Non-current assets	150,749,751		146,445,867
Total assets	190,509,102		183,512,040
Liabilities and equity [Abstract]
Current liabilities	58,261,026		39,655,029
Non-current liabilities	41,310,047		59,851,427
Total liabilities	99,571,073		99,506,456
Equity attributable to equity holders of the parent	55,384,265		42,713,480
Non-controlling interest	35,553,764		41,292,104
Total equity	90,938,029		84,005,584
Total liabilities and equity	$ 190,509,102		$ 183,512,040